SUPPLEMENT DATED DECEMBER 10, 2012
TO
PROSPECTUSES DATED

MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS CHOICE II NY,
SUN LIFE FINANCIAL MASTERS FLEX II NY, SUN LIFE FINANCIAL MASTERS EXTRA II NY
 AND SUN LIFE FINANCIAL MASTERS I SHARE NY

APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS EXTRA NY, SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS CHOICE NY AND SUN LIFE FINANCIAL MASTERS FLEX NY

MAY 21, 2007
FOR FUTURITY NY

MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY AND SUN LIFE FINANCIAL MASTERS SELECT NY

MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

The shareholders of the Sun Capital Advisers Trust (the “Trust”) approved the following actions to occur at the end of business on December 7, 2012.

I.  The merger of certain Sun Capital funds into MFS Series.

If your Contract had any investment option listed in the “Existing Funds” column in the table immediately below, those options merged into the corresponding investment options listed in the “Successor Funds” column.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Contract had any investment option listed in the “Transitioning Funds” column in the table immediately below, those options transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.
TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund*	6. MFS Moderate Allocation Portfolio*
7. SC Ibbotson Conservative Fund*	7. MFS Conservative Allocation Portfolio*
8. SC Ibbotson Growth Fund*	8. MFS Growth Allocation Portfolio*
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio
*If a “Transitioning Fund” is an investment option that is a “Designated Fund” under your Contract, the corresponding “Fund as Renamed” is also a “Designated Fund”.

III.  The liquidation of SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and Sun Capital Money Market Fund.

Any Account Value in a liquidating fund which was not previously transferred out prior to liquidation was automatically transferred to the MFS Money Market Portfolio.  Through January 11, 2013, that portion of Account Value in the MFS Money Market Portfolio as a result of the liquidation may be transferred out to another investment option without the transfer counting against any contractual transfer limits.

Please retain this supplement with your prospectus for future reference.